Employee share scheme reserve - Summary of fair values assumptions of the options (Details)	12 Months Ended
	Dec. 31, 2024 Y $ / shares	Dec. 31, 2023 Y $ / shares	Dec. 31, 2022 Y $ / shares
Employee share scheme reserve
Expected weighted average volatility (%)	98.50%	120.00%	120.00%
Expected dividends (%)	0.00%	0.00%	0.00%
Expected term (in years) | Y	7.72	6.05	3.52
Risk free rate (%)	3.74%	4.05%	4.16%
Market price | $ / shares	$ 6.38	$ 1.67	$ 0.137